Loans (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Disclosure Related To Banks Loan Portfolio [Table Text Block]
The following table set forth details of the Bank’s loan portfolio:

(In thousands of US$)	December 31,
	2013	2012
Corporations:
Private	2,375,178	2,202,613
State-owned	938,878	538,638
Banking and financial institutions:
Private	1,785,798	1,775,938
State-owned	474,193	416,085
Middle-market companies:
Private	574,107	681,912
Sovereign	144	100,370
Total	6,148,298	5,715,556

Disclosure Related To Bank's Loan Portfolio By Industry [Table Text Block]
The composition of the loan portfolio by industry is as follows:

(In thousands of US$)	December 31,
	2013	2012

Banking and financial institutions	2,259,991	2,192,023
Industrial	936,290	1,108,223
Oil and petroleum derived products	1,170,684	894,368
Agricultural	924,251	853,377
Services	398,736	210,925
Mining	10,000	22,122
Sovereign	144	100,370
Others	448,202	334,148
Total	6,148,298	5,715,556

Financing Receivable Credit Quality Indicators [Table Text Block]
Loans classified by debtor’s credit quality indicators are as follows:

(In thousands of US$)	December 31, 2013
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,372,053	938,878	1,785,798	474,193	574,107	144	6,145,173
7	-	-	-	-	-	-	-
8	3,125	-	-	-	-	-	3,125
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	2,375,178	938,878	1,785,798	474,193	574,107	144	6,148,298

(In thousands of US$)	December 31, 2012
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,202,613	538,638	1,775,938	416,085	681,912	100,370	5,715,556
7	-	-	-	-	-	-	-
8	-	-	-	-	-	-	-
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	2,202,613	538,638	1,775,938	416,085	681,912	100,370	5,715,556

(1)	Current ratings as of December 31, 2013 and 2012, respectively.

Schedule Of Loan Maturities [Table Text Block]
The remaining loan maturities are summarized as follows:

(In thousands of US$)	December 31,
	2013	2012
Current:
Up to 1 month	1,017,794	1,155,222
From 1 month to 3 months	1,749,348	1,475,201
From 3 months to 6 months	949,364	962,377
From 6 months to 1 year	774,803	752,822
From 1 year to 2 years	942,327	662,511
From 2 years to 5 years	711,537	692,884
More than 5 years	-	14,539
	6,145,173	5,715,556

Impaired:
Delinquent with impairment	3,125	-
	3,125	-

Total	6,148,298	5,715,556

Schedule Of Loan By Country Risk Distribution [Table Text Block]
The following table provides a breakdown of loans by country risk:

(In thousands of US$)	December 31,
	2013	2012
Country:
Argentina	189,828	222,159
Belgium	-	30,692
Brazil	1,708,592	1,773,401
Chile	490,869	309,712
Colombia	701,577	450,037
Costa Rica	410,295	196,857
Dominican Republic	190,589	110,688
Ecuador	126,001	173,782
El Salvador	123,076	66,013
France	101,006	59,501
Guatemala	199,873	273,051
Honduras	73,524	70,701
Jamaica	60,784	9,772
Mexico	517,278	495,954
Netherlands	14,867	77,336
Nicaragua	7,823	10,169
Panama	223,505	277,144
Paraguay	102,244	27,060
Peru	580,881	841,032
Spain	-	9,695
Trinidad and Tobago	142,642	119,347
United States of America	28,283	2,925
Uruguay	154,761	108,528
	6,148,298	5,715,556

Schedule Of Loan Portfolio By Interest Rate Type [Table Text Block]
The fixed and floating interest rate distribution of the loan portfolio is as follows:

(In thousands of US$)	December 31,
	2013	2012

Fixed interest rates	3,252,331	3,282,876
Floating interest rates	2,895,967	2,432,680
	6,148,298	5,715,556

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The following is a summary of information of non-accruing loan balances, and interest amounts on non-accruing loans:

(In thousands of US$)	December 31,
	2013	2012	2011
Loans in non-accrual status
Private corporations	3,125	-	32,000
Total loans in non-accrual status	3,125	-	32,000

Interest which would have been recorded if the loans had not been in a non-accrual status	67	-	2,325
Interest income collected on non-accruing loans	-	2,288	2,375

Disclosure Related To Analysis Of Non-Accruing Loans With Impaired Balances [Table Text Block]
An analysis of non-accruing loans with impaired balances as of December 31, 2013 and 2012 is detailed as follows:

(In thousands of US$)	December 31, 2013			2013
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	3,125	3,125	954	9	-
Total	3,125	3,125	954	9	-

(In thousands of US$)	December 31, 2012			2012
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	-	-	-	-	2,288
Total	-	-	-	-	2,288

Aging Analysis Of Loan Portfolio1 [Table Text Block]
The following table presents an aging analysis of the loan portfolio:

(In thousands of US$)	December 31, 2013
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	3,125	3,310,931	3,314,056
Banking and financial institutions	-	-	-	-	-	-	2,259,991	2,259,991
Middle-market companies	-	-	-	-	-	-	574,107	574,107
Sovereign	-	-	-	-	-	-	144	144
Total	-	-	-	-	-	3,125	6,145,173	6,148,298

(In thousands of US$)	December 31, 2012
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,741,251	2,741,251
Banking and financial institutions	-	-	-	-	-	-	2,192,023	2,192,023
Middle-market companies	-	-	-	-	-	-	681,912	681,912
Sovereign	-	-	-	-	-	-	100,370	100,370
Total	-	-	-	-	-	-	5,715,556	5,715,556